Segment Information - Summary of Application of IFRS 16 Increased the Segment Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Assets	$ 338,119	$ 298,911
Liabilities	103,244	70,476
Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets		2,698
Liabilities		2,757
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Assets	327,226	291,576
Liabilities	89,690	62,752
Operating segments [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets		2,506
Liabilities		2,552
Operating segments [Member] | North Asia (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	52,436	49,379
Liabilities	12,647	14,212
Operating segments [Member] | Thailand (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	173,967	165,579
Liabilities	29,911	26,706
Operating segments [Member] | ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	100,823	76,618
Liabilities	47,132	21,834
Operating segments [Member] | ROW (Segment) [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets		2,506
Liabilities		2,552
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Assets	10,893	7,335
Liabilities	$ 13,554	7,724
Corporate expense adjustments and eliminations [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets		192
Liabilities		$ 205